Commitments and Contingencies - Schedule of Maturity of Operating Lease Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 37,985	$ 75,594
2027	77,860	77,860
Total lease payments	115,845	153,454
Less: present value adjustment	3,636	6,478
Total lease liabilities	$ 112,209	$ 146,976